FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1
Assets:
Cash and cash equivalents	$ 910	$ 28,843
Short-term investments		0
Total	910	28,843
Liabilities:
Derivative liabilities at fair value	0	0
Warrants liability	0	0
Total	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Short-term investments		0
Total	0	0
Liabilities:
Derivative liabilities at fair value	0	0
Warrants liability	2,675	32,140
Total	2,675	32,140
Level 3
Assets:
Cash and cash equivalents	0	0
Short-term investments		0
Total	0	0
Liabilities:
Derivative liabilities at fair value	$ 1,124	$ 12,875
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Convertible promissory notes	Convertible promissory notes
Warrants liability	$ 522	$ 9,010
Total	$ 1,646	$ 21,885